Lines of credit (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥) item
Lines of credit
Number of PRC commercial banks with whom entity had agreements | item	18
Outstanding borrowings	¥ 3,040,209
Amount reserved for the issuances of bank acceptance	5,510,796
Amount reserved for bank guarantee	82,056
Amount outstanding for the bank factoring	180,000
Revolving lines of credit
Lines of credit
Maximum borrowing capacity under facility	¥ 14,092,000